Going Concern	12 Months Ended
Jun. 30, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Going Concern

Note 2 – Going Concern

In accordance with Accounting Standards Update (“ASU”) 2014-15, Disclosure of Uncertainties about an Entity’s Ability to Continue as a Going Concern (Subtopic 205-40), the Company has evaluated whether there are conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the consolidated financial statements are issued.

The Company has incurred recurring negative cash flows since inception and has funded its operations primarily from shareholder loans. The Company had an accumulated deficit of approximately $4.00 million and $2.65 million as of June 30, 2021 and 2020, respectively. The Company had net losses of approximately $1.35 million and $0.81 million for the years ended June 30, 2021 and 2020. The Company has received funding in the form of periodic shareholders loans to support its capital needs. The Company’s ability to continue as a going concern is highly contingent on the ability to raise additional capital for ongoing research and development as the Company expects to continue incurring losses for the foreseeable future.

In consideration of the Company’s recurring losses and negative cash flows from operations since inception, expectation of continuing operating losses and negative cash flows from operations for the foreseeable future, and the receipt of net proceeds of approximately $19.82 million from the IPO and overallotment to finance its future operations, the Company’s management concluded that the Company will have sufficient financial resources to continue as a going concern within one year after the issuance date of the consolidated financial statements.

The accompanying consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the consolidated financial statements have been prepared on a basis that assumes the Company will continue as a going concern and which contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.